INCOME TAXES (Schedule Of Provision For Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal	$ 3,160	$ 3,614	$ (934)
State	(1,374)	1,373	(1,530)
Foreign	1,124	4,301	1,813
Total current	2,910	9,288	(651)
Deferred:
Federal	(13,817)	4,053	1,078
State	(757)	497	2,236
Foreign	1,429	(3,013)	(2,158)
Total deferred	(13,145)	1,537	1,156
Provision for income taxes	$ (10,235)	$ 10,825	$ 505